SHARE-BASED PAYMENTS	12 Months Ended
Mar. 31, 2022
Share-based Payment Arrangements [Abstract] [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
The Company’s share-based payment plans consist of two categories: an equity-settled share-based payment plan comprised of the stock option plan; and cash-settled share-based payments plans that include the stock purchase plan, deferred share units (DSU) plans, restricted share units (RSU) plans and the performance share units (PSU) plan.

Share-based payments expense are as follows:

	2022	2021
Equity-settled plan
Stock option plan	$7.8	$9.8
Cash-settled plans
Stock purchase plan	11.6	10.0
Deferred share unit (DSU) plans	1.1	11.4
Restricted share unit (RSU) plans	1.3	28.6
Performance share unit (PSU) plan	9.2	39.3
Total share-based payments expense	$31.0	$99.1
Impact of equity swap agreements (Note 31)	9.2	(45.6)
Amount capitalized	(0.5)	(0.5)
Share-based payments expense, net of equity swap (Note 25)	$39.7	$53.0
Carrying amount of share-based payments liabilities are as follows:

	2022	2021
Cash-settled plans
Deferred share unit (DSU) plans	$20.6	$19.7
Restricted share unit (RSU) plans	42.4	46.3
Performance share unit (PSU) plan	26.8	36.8
Total carrying amount of share-based payments liabilities	$89.8	$102.8
Current portion	19.8	23.1
Non-current portion (Note 21)	$70.0	$79.7

Stock option plan
Stock options to purchase common shares of the Company are granted to certain employees, officers and executives of the Company. The stock option exercise price is equal to the common shares weighted average price on the TSX of the five days of trading prior to the grant date. Stock options vest over four years of continuous employment from the grant date. The stock options must be exercised within a seven-year period, but are not exercisable during the first year after the grant date. As at March 31, 2022, a total of 9,936,443 common shares (2021 – 11,205,103) remained authorized for issuance under the stock option plan.

Changes in outstanding stock options are as follows:

		2022		2021
		Weighted		Weighted
	Number of	average exercise	Number of	average exercise
stock options		price	stock options	price
Stock options outstanding, beginning of year	7,476,902	$23.39	6,050,854	$24.25
Granted	712,477	36.79	2,697,713	20.65
Exercised	(1,268,660)	21.37	(687,165)	17.94
Forfeited	(134,275)	28.57	(579,700)	26.28
Expired	(3,000)	14.66	(4,800)	11.02
Stock options outstanding, end of year	6,783,444	$25.08	7,476,902	$23.39
Stock options exercisable, end of year	3,395,732	$23.35	2,934,364	$21.66

During the year ended March 31, 2022, the weighted average market share price for stock options exercised was $38.13 (2021 ⁃ $30.19).

As at March 31, 2022, summarized information about the stock options issued and outstanding is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	stock options	contractual life	average exercise	stock options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$15.14 to $16.15	750,163	1.06	$16.04	750,163	$16.04
$20.24 to $27.14	4,338,416	3.98	22.68	2,187,516	23.58
$32.43 to $38.01	1,694,865	4.98	35.22	458,053	34.20
Total	6,783,444	3.91	$25.07	3,395,732	$23.35

During the year ended March 31, 2022, the weighted average fair value of stock options granted was $11.53 (2021 – $5.22).

The assumptions used in the calculation of the fair value of the stock options on the grant date using the Black-Scholes option pricing model are as follows:

	2022	2021
Common share price	$37.24	$21.48
Exercise price	$36.79	$20.65
Dividend yield	0.64%	2.01%
Expected volatility	40.51%	35.22%
Risk-free interest rate	0.76%	0.36%
Expected stock option life	4 years	4 years

Expected volatility is estimated by considering historical average common share price volatility over the expected life of the stock options.
Stock purchase plan
Employees of the Company and its participating subsidiaries can acquire common shares through regular payroll deductions. The Company contributes $1 for every $2 of employee contributions, up to a maximum of 3% of the employee’s base salary. The employee and Company’s contributions are remitted to an independent plan administrator who purchases common shares on the market on behalf of the employee.

Deferred share unit (DSU) plans
Non-employee directors holding less than the minimum required holdings of common shares of the Company receive their Board retainer compensation in the form of deferred share units (DSUs). A non-employee director holding no less than the minimum required holdings of common shares may also elect to participate in the DSU plan in respect of part or all of his or her retainer. Such retainer amount is converted to DSUs based on the common shares price on the TSX on the date such retainer becomes payable to the non‑employee director.

Certain executives can elect to defer a portion or entire short-term incentive payment to the DSU plan on an annual basis. Such deferred short-term incentive amount is converted to DSUs based on the common shares weighted average price on the TSX of the five days of trading prior to the date such incentive becomes payable to the executives.

DSUs entitle the holders to receive a cash payment equal to the common shares closing price on the TSX on the payment date, or, in certain cases, the weighted average price of the five days prior to the payment date. Holders are also entitled to dividend equivalents payable in additional DSUs in an amount equal to the dividends paid on the common shares from the date of issuance to the payment date.

DSUs vest immediately and are paid upon any termination of employment or when a non-employee director ceases to act as a director.

Changes in outstanding DSUs are as follows:

	2022	2021
DSUs outstanding, beginning of year	550,742	469,835
Granted	86,876	81,980
Redeemed	(3,276)	(1,073)
DSUs vested and outstanding, end of year	634,342	550,742

Restricted share unit (RSU) plans
Restricted share units (RSUs) are granted to certain employees, officers and executives of the Company. RSUs entitle the holders to receive a cash payment based on the average closing price on the TSX for the 20 trading days preceding the vesting date, if restriction criteria are met. Restriction criteria include continuing employment for a period of up to three years. RSUs are paid three years after the grant date.

Changes in outstanding RSUs are as follows:

	2022	2021
RSUs outstanding, beginning of year	1,430,524	1,490,603
Granted	289,745	246,249
Cancelled	(13,690)	(42,264)
Redeemed	(176,875)	(264,064)
RSUs outstanding, end of year	1,529,704	1,430,524
RSUs vested, end of year	1,303,042	1,295,233

As at March 31, 2022, vested and outstanding RSUs includes 922,665 RSUs granted under the previous plan (2021 – 943,250), which are paid upon any termination of employment of the holder. Under the previous plan, holders are also entitled to dividend equivalents payable in additional RSUs in an amount equal to the dividends paid on the common shares from the date of issuance to the payment date.

Performance share unit (PSU) plan
Performance share units (PSUs) are granted to certain employees, officers and executives of the Company. PSUs entitle the holders to receive a cash payment equal to the average closing price on the TSX of the common shares for the 20 trading days preceding the vesting date multiplied by a factor which ranges from 0% to 200% based on the attainment of performance criteria set out pursuant to the plan, if restriction criteria are met. Restriction criteria include continuing employment for a period of up to three years. PSUs are paid three years after the grant date.
Changes in outstanding PSUs are as follows:

	2022	2021
PSUs outstanding, beginning of year	820,089	976,873
Granted	571,460	585,162
Cancelled	(23,135)	(41,266)
Redeemed	(521,243)	(700,680)
PSUs outstanding, end of year	847,171	820,089
PSUs vested, end of year	570,457	649,449